   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 13, 2001

                                             1933 ACT REGISTRATION NO. 333-61594
                                             1940 ACT REGISTRATION NO. 811-08559
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 1


                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                    LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                            VARIABLE LIFE ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

               120 Madison Street, Suite 1700, Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

         Robert O. Sheppard, Esquire                            COPY TO:
  Lincoln Life & Annuity Company of New York             Jeremy Sachs, Esquire
        120 Madison Street, Suite 1700            The Lincoln National Life Insurance
              Syracuse NY 13202                                 Company
   (NAME AND ADDRESS OF AGENT FOR SERVICE)                 350 Church Street
                                                           Hartford, CT 06103

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of Registration Statement, and continuously thereafter.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant, for the fiscal year ending December 31, 2000 was filed March 22, 2001.



    It is proposed that this filing will become effective:
    / / immediately on filing pursuant to Rule 485(b)
    /X/ on November 13, 2001, pursuant to Rule 485(b)
    / / 60 days after filing pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            LLANY, the Separate Account and the General
                               Account

  6(a)                         LLANY, the Separate Account and the General
                               Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Right-to-Examine Period; Surrenders; Accumulation
                               Value; Reports to Policy Owners

  10(d)                        Right to Exchange the Policy; Policy Loans;
                               Surrenders; Allocation of Net Premium Payments

  10(e)                        Lapse and Reinstatement

  10(f)                        Voting Rights

  10(g)-(h)                    Substitution of Securities

  10(i)                        Premium Payments; Transfers; Death Benefits;
                               Payment of Death Benefit Proceeds; Policy Values;
                               Settlement Options

  11                           The Funds

  12                           The Funds

  13                           Charges; Fees

  14                           Issuance

  15                           Premium Payments; Transfers

  16                           LLANY, the Separate Account and the General
                               Account

  17                           Surrenders

  18                           LLANY, the Separate Account and the General
                               Account

  19                           Reports to Policy Owners

  20                           *

  21                           Policy Loans

  22                           *

  23                           LLANY, the Separate Account and the General
                               Account

  24                           Incontestability; Suicide; Misstatement of Age or
                               Gender

  25                           Information about LLANY and the Separate Account

  26                           Fund Participation Agreements

  27                           LLANY, the Separate Account and the General
                               Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  28                           Directors and Officers of LLANY

  29                           LLANY, the Separate Account and the General
                               Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           The Funds; Premium Payments

  45                           *

  46                           Surrenders

  47                           LLANY, the Separate Account and the General
                               Account; Surrenders, Transfers

  48                           *

  49                           *

  50                           LLANY, the Separate Account and the General
                               Account

  51 Cover Page; Highlights; Premium Payments; Right to Exchange the Policy

  52                           Substitution of Securities

  53                           Tax Matters

  54                           *

  55                           *

* Not Applicable

                           SUPPLEMENT FOR PROSPECTUS

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                       SUPPLEMENT DATED NOVEMBER 13, 2001
                   TO THE PROSPECTUS DATED NOVEMBER 13, 2001
                        WHICH DESCRIBES LINCOLN VULcv-II

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices To Be Made":

You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may have tax consequences to you. See page 34.

2. The following is added to the HIGHLIGHTS section, on page 5, "Insurance Charges and Fees" sub-section immediately after the paragraph beginning "The Surrender Charge...":

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal. Upon issue, there is a one-time administrative charge of not more than $250 for this Rider. See page 34.

3. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 24.

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 34.

4. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 30:

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 34.

5. The following is added to the end of the "Riders" sub-section of OTHER POLICY PROVISIONS on page 34.

ESTATE TAX REPEAL RIDER

This Rider, if desired, must be selected at the time of application. It may be added to existing Policies subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of 1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of:

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

6. The following replaces the final paragraph under the EXPERTS section on page 42.

Legal matters in connection with the Policies described herein are being passed upon by Robert A. Picarello, Esq., as stated in the Opinion filed as an Exhibit to the Registration Statement.

7. The following sentence is added to the introductory disclosure for the Prospectus APPENDIX 4 entitled, ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS:

The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.

                                   PROSPECTUS

                  Incorporated by reference to Pre-Effective
                  Amendment No. 1 to Registration Statement on
                  Form S-6 (File No. 333-61594) filed on
                  September 18, 2001.

                                    PART II

                        FEES AND CHARGES REPRESENTATION

    Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                  UNDERTAKING

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

       (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

           Please refer to Article VII, Section II, of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

       (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 1 to the Registration Statement comprises the following papers and documents:



       The facing sheet;
       The cross reference sheet;
       The Prospectus consisting of 119 pages;
       Supplement to the Prospectus consisting of 2 pages.
       The undertaking to file reports;
       The fees and charges representation;
       Statements regarding indemnification;
       The signatures
       Power of Attorney
       Consents of:
           Robert A. Picarello, Esquire
           Vaughn W. Robbins, FSA
           Ernst & Young LLP, Independent Auditors

    1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

       (1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account. (2)

       (2) Not applicable.
       (3) (a) Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors Corporation and Lincoln Life & Annuity Company of New York (4)
           (b) Selling Group Agreement. (4)
           (c) Commission Schedule for Variable Life Policies. (5)
       (4) Not applicable.
       (5) (a)  Forms of Policy and Application.
               (1) Form of Policy Form LN665 NY
               (2) Application B 10399 NY. (5)
           (b) Riders. LR 434 NY LNY and LR 435 NY LNY. (3)
           (c) Death Benefit Option 3 -- Policy Form B10424 NY (6)
           (d) Accounting Value Rider -- Policy Form LR500 NY (6)
           (e) Change of Insured Rider -- Policy Form LR496 NY (6)

           (f)  Estate Tax Repeal Rider -- Policy Form LR511 NY

       (6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York. (1)
           (b) Bylaws of Lincoln Life & Annuity Company of New York. (1)
       (7) Not applicable.
       (8) Fund Participation Agreements.

           Agreements between Lincoln Life & Annuity Company of New York and
               Amendments thereto:

           (a) AIM Variable Insurance Funds, Inc. (7)
           (b) Alliance Variable Products Series Fund, Inc. (9)
           (c) American Funds Insurance Series. (7)
           (d) BT Insurance Funds Trust. (7)
           (e) Delaware Group Premium Fund, Inc. (7)
           (f)  Fidelity Variable Insurance Products Fund. (7)
           (g) Franklin Templeton Variable Products Series Fund. (7)
           (h) Janus Aspen Series. (7)
           (i)  Lincoln National Funds (7)
           (j)  MFS-Registered Trademark- Variable Insurance Trust. (7)
           (k) Neuberger & Berman Advisers Management Trust. (7)
           (l)  Form of Putnam Variable Trust (8)
       (9) Not applicable.
       (10) See Exhibit 1(5).
    2.  See Exhibit 1(5).

    3.  Opinion and Consent of Robert A. Picarello, Esq.

    4.  Not applicable.
    5.  Not applicable.
    6.  Opinion and consent of Vaughn W. Robbins, FSA
    7.  Consent of Ernst & Young LLP, Independent Auditors.
    8.  Not applicable.
    ----------------------------
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2,
    1998.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-42507) filed on July 28, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(7) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-61594) filed on May 24, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-52194) filed on September 18, 2001.

(9) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on April 18, 2001.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M (File No. 333-61594), has caused this Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 13th day of November, 2001. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                                          VARIABLE LIFE ACCOUNT M
                                          (REGISTRANT)

                                        By           /s/ GARY W. PARKER
                                          --------------------------------------
                                           Gary W. Parker
                                          SECOND VICE PRESIDENT AND DIRECTOR OF
                                          LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                           YORK

                                           LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                           YORK
                                          (DEPOSITOR)

                                        By           /s/ GARY W. PARKER
                                          --------------------------------------
                                                      Gary W. Parker
                                            SECOND VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-61594) has been signed below on November 13, 2001, by the following persons, as officers and directors of the Depositor, in the capacities indicated:


                    SIGNATURE                                 TITLE
                    ---------                                 -----
              /s/ LORRY J. STENSRUD*                President and Director
   -------------------------------------------       (Principal Executive
                Lorry J. Stensrud                    Officer)

                                                    Second Vice President and
                /s/ JANET CHRZAN *                   Chief Financial Officer
   -------------------------------------------       (Principal Financial
                   Janet Chrzan                      Officer and Principal
                                                     Accounting Officer)

               /s/ JOHN H. GOTTA *                  Second Vice President,
   -------------------------------------------       Assistant Secretary, and
                  John H. Gotta                      Director

               /s/ GARY W. PARKER *
   -------------------------------------------      Second Vice President and
                  Gary W. Parker                     Director

             /s/ J. PATRICK BARRETT *
   -------------------------------------------      Director
                J. Patrick Barrett

               /s/ ROBERT D. BOND *
   -------------------------------------------      Director
                  Robert D. Bond

               /s/ JON A. BOSCIA *
   -------------------------------------------      Director
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK *
   -------------------------------------------      Director
             Barbara Steury Kowalczyk

         /s/ MARGUERITE LEANNE LACHMAN *
   -------------------------------------------      Director
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA *
   -------------------------------------------      Director
                Louis G. Marcoccia

             /s/ JOHN M. PIETRUSKI *
   -------------------------------------------      Director
                John M. Pietruski

               /s/ RON J. PONDER *
   -------------------------------------------      Director
                  Ron J. Ponder

            /s/ LAWRENCE T. ROWLAND *
   -------------------------------------------      Director
               Lawrence T. Rowland

             /s/ RICHARD C. VAUGHAN *
   -------------------------------------------      Director
                Richard C. Vaughan


*By /s/ GARY W. PARKER
   -----------------------------------
   Gary W. Parker, pursuant to a Power
of Attorney filed with this
   Post-Effective Amendment No. 1 to
   the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 3rd day of August 2001.

              SIGNATURE                        TITLE
              ---------                        -----
                                        Second Vice
          /s/ JOHN H. GOTTA              President,
--------------------------------------   Assistant
            John H. Gotta                Secretary, and
                                         Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August 2001.

                 SIGNATURE                                TITLE
                 ---------                                -----
           /s/ LORRY J. STENSRUD                President and Director
          ------------------------               (Principal Executive
             Lorry J. Stensrud                   Officer)

                                                Second Vice President and
              /s/ JANET CHRZAN                   Chief Financial Officer
          ------------------------               (Principal Financial
                Janet Chrzan                     Officer and Principal
                                                 Accounting Officer)

             /s/ GARY W. PARKER
          ------------------------              Second Vice President and
               Gary W. Parker                    Director

           /s/ J. PATRICK BARRETT
          ------------------------              Director
             J. Patrick Barrett

             /s/ ROBERT D. BOND
          ------------------------              Director
               Robert D. Bond

             /s/ JON A. BOSCIA
          ------------------------              Director
               Jon A. Boscia

             /s/ BARBARA STEURY
                 KOWALCZYK
          ------------------------              Director
          Barbara Steury Kowalczyk

           /s/ MARGUERITE LEANNE
                  LACHMAN
          ------------------------              Director
             Marguerite Leanne
                  Lachman

           /s/ LOUIS G. MARCOCCIA
          ------------------------              Director
             Louis G. Marcoccia

           /s/ JOHN M. PIETRUSKI
          ------------------------              Director
             John M. Pietruski

             /s/ RON J. PONDER
          ------------------------              Director
               Ron J. Ponder

          /s/ LAWRENCE T. ROWLAND
          ------------------------              Director
            Lawrence T. Rowland

           /s/ RICHARD C. VAUGHAN
          ------------------------              Director
             Richard C. Vaughan

FOR ROBERT D. BOND

             STATE OF INDIANA                         Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ BRENDA S. HENLINE
     -----------------------------------------
                 Brenda S. Henline
                           Notary Public
                 Commission Expires 2/16/07

FOR JANET CHRZAN

             STATE OF INDIANA                         Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ TINA M. DRZEWIECKI
     -----------------------------------------
                 Tina M. Drzewiecki
                           Notary Public
                Commission Expires 12/20/08

FOR LAWRENCE T. ROWLAND

             STATE OF INDIANA                         Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ KAREN S. BURTNETTE
     -----------------------------------------
                 Karen S. Burtnette
                           Notary Public
                 Commission Expires 3/24/08

FOR RON J. PONDER

           STATE OF NEW JERSEY                        Subscribed and sworn to before me this
             COUNTY OF MORRIS                         9th day of August 2001

                 /s/ BARBARA WELSH
     -----------------------------------------
                   Barbara Welsh
                           Notary Public
                  Commission Expires 3/5/02